Pioneer Securitized Income Fund
Schedule of Investments  |  October 31, 2024

A: SIFFX	Y: SYFFX

Schedule of Investments  |  10/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 109.1%
	Asset Backed Securities — 37.8% of Net Assets
165,503	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	$ 166,367
240,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	246,392
360,000	Affirm Asset Securitization Trust, Series 2023-A, Class B, 7.18%, 1/18/28 (144A)	361,165
505,414	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	513,050
800,000(a)	Ally Bank Auto Credit-Linked Notes Series, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	799,615
700,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	706,626
550,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	542,465
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	364,572
100,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	97,489
785,600	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	785,080
655,000	Ascent Career Funding Trust, Series 2024-1A, Class B, 9.73%, 10/25/32 (144A)	652,933
125,000	Auxilior Term Funding LLC, Series 2023-1A, Class D, 7.27%, 12/16/30 (144A)	126,577
200,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	203,941
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	340,891
177,059(b)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 7.607% (SOFR30A + 275 bps), 6/25/47 (144A)	179,055
386,910	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	387,750
235,000	BHG Securitization Trust, Series 2023-A, Class B, 6.35%, 4/17/36 (144A)	237,761
150,000	BHG Securitization Trust, Series 2023-B, Class C, 8.15%, 12/17/36 (144A)	157,173
250,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	254,488
392,877	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	353,420
1Pioneer Securitized Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
480,000(a)	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	$ 471,039
380,000	Cartiga Asset Finance Trust LLC, Series 2023-1, Class B, 7.00%, 3/15/35 (144A)	381,425
564,667	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	557,315
200,000(c)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	182,599
600,000(c)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	507,986
7,134	Conn's Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 1/16/29 (144A)	7,131
200,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	205,046
246,355	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	249,214
640,000	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	639,952
1,070,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	1,031,517
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 2/15/29	205,231
1,105,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	1,224,331
1,393,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class E, 7.84%, 10/15/31 (144A)	1,407,258
1,480,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	1,483,954
1,420,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	1,391,448
164,068(c)	FIGRE Trust, Series 2023-HE3, Class A, 6.436%, 11/25/53 (144A)	166,270
1,204,651(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	1,210,499
500,000	First Investors Auto Owner Trust, Series 2021-1A, Class F, 5.37%, 4/17/28 (144A)	491,508
175,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	179,372
65,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.31%, 3/15/29 (144A)	65,981
350,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	364,083
205,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	208,651
Pioneer Securitized Income Fund | 10/31/242

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,170,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	$ 1,190,927
1,626,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	1,618,164
1,270,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,296,224
250,000(b)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 9.226% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	252,473
266,661	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	268,531
200,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	30,000
320,455	Home Partners of America Trust, Series 2019-1, Class E, 3.604%, 9/17/39 (144A)	298,063
207,368(b)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C, 8.04% (SOFR30A + 315 bps), 5/20/32 (144A)	208,336
300,000(b)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 12.306% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	265,566
315,321(b)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.59% (SOFR30A + 170 bps), 3/20/54 (144A)	317,474
600,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	598,843
565,000(b)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.66% (SOFR30A + 265 bps), 11/15/27 (144A)	566,723
400,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	409,053
750,000	Lendbuzz Securitization Trust, Series 2024-3A, Class C, 5.90%, 11/15/31 (144A)	739,684
250,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	245,926
250,000(b)	Madison Park Funding XLV, Ltd., Series 2020-45A, Class ER, 11.268% (3 Month Term SOFR + 661 bps), 7/15/34 (144A)	250,130
380,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	384,907
500,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	505,745
410,000(a)	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	409,967
400,251(b)	Newtek Small Business Loan Trust, Series 2022-1, Class A, 7.30% (PRIME - 70 bps), 10/25/49 (144A)	397,568
3Pioneer Securitized Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
210,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	$ 211,293
150,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	154,709
620,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	617,003
500,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	484,197
250,000(b)	Ocean Trails CLO IX, Series 2020-9A, Class ER, 12.368% (3 Month Term SOFR + 771 bps), 10/15/34 (144A)	242,827
410,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	426,619
310,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	323,291
350,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	349,857
77,262	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	75,872
640,000	Oportun Issuance Trust, Series 2024-2, Class C, 6.61%, 2/9/32 (144A)	643,823
189,855	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	183,343
49,489	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	49,624
133,425	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	134,111
33,228	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	33,259
400,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	391,861
990,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	975,570
228,042	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	228,763
250,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	246,885
175,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.08%, 8/15/28 (144A)	180,259
180,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.71%, 8/15/29 (144A)	187,863
1,200,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	1,178,495
970,000	Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75%, 11/17/31 (144A)	950,739
Pioneer Securitized Income Fund | 10/31/244

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	$ 185,148
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	89,983
280,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	283,757
300,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	304,975
450,000(c)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	41,400
348,560(c)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	354,493
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	692,215
603,111	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	610,344
810,000	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	819,291
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	699,063
100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	100,658
560,000	SCF Equipment Leasing LLC, Series 2022-1A, Class E, 5.26%, 7/20/32 (144A)	540,219
230,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	235,346
400,000(b)	STAR Trust, Series 2022-SFR3, Class D, 7.354% (1 Month Term SOFR + 255 bps), 5/17/39 (144A)	397,636
360,000	Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44 (144A)	369,975
390,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	393,482
332,904	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	332,427
500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	499,379
240,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	243,757
500,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	509,427
717,639(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	726,442
456,457	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	459,179
5Pioneer Securitized Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
330,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	$ 338,683
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	359,627
	Total Asset Backed Securities (Cost $48,602,775)	$48,220,093

	Collateralized Mortgage Obligations—38.1% of Net Assets
460,000(c)	A&D Mortgage Trust, Series 2023-NQM4, Class B1, 8.093%, 9/25/68 (144A)	$ 459,518
470,000(c)	A&D Mortgage Trust, Series 2024-NQM5, Class B1A, 7.759%, 11/25/69	468,516
206,000(b)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 8.707% (SOFR30A + 385 bps), 9/25/31 (144A)	207,877
450,000(b)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 8.057% (SOFR30A + 320 bps), 8/25/34 (144A)	455,468
620,000(c)	Bravo Residential Funding Trust, Series 2024-NQM5, Class B1, 7.379%, 6/25/64 (144A)	611,157
530,000	BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 2/25/64 (144A)	531,359
355,000(c)	BRAVO Residential Funding Trust, Series 2024-NQM3, Class B1, 8.10%, 3/25/64 (144A)	357,841
680,000(c)	Bravo Residential Funding Trust 2023-NQM7, 7.977%, 9/25/63 (144A)	676,288
610,000(c)	CFMT LLC, Series 2024-HB14, Class M3, 3.00%, 6/25/34 (144A)	531,609
800,000(c)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	635,869
660,000(c)	COLT Mortgage Loan Trust, Series 2024-4, Class B1, 7.883%, 7/25/69 (144A)	662,308
1,240,000(b)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.971% (SOFR30A + 311 bps), 1/25/40 (144A)	1,266,350
1,470,000(b)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.857% (SOFR30A + 600 bps), 10/25/41 (144A)	1,545,063
800,000(b)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 10.357% (SOFR30A + 550 bps), 12/25/41 (144A)	835,918
2,180,000(b)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.857% (SOFR30A + 600 bps), 12/25/41 (144A)	2,291,473
Pioneer Securitized Income Fund | 10/31/246

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,430,000(b)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 12.507% (SOFR30A + 765 bps), 1/25/42 (144A)	$ 1,547,950
500,000(b)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B1, 9.357% (SOFR30A + 450 bps), 4/25/42 (144A)	530,384
1,500,000(b)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.857% (SOFR30A + 700 bps), 4/25/42 (144A)	1,633,755
1,080,000(b)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, 8.857% (SOFR30A + 400 bps), 1/25/44 (144A)	1,119,847
510,000(b)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, 7.357% (SOFR30A + 250 bps), 2/25/44 (144A)	520,401
540,000(b)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 8.557% (SOFR30A + 370 bps), 2/25/44 (144A)	550,103
430,000(b)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.807% (SOFR30A + 195 bps), 3/25/44 (144A)	433,197
1,825,000(b)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, 7.057% (SOFR30A + 220 bps), 5/25/44 (144A)	1,837,480
1,000,000(b)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, 6.507% (SOFR30A + 165 bps), 5/25/44 (144A)	1,004,380
680,000(b)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2B1, 6.857% (SOFR30A + 200 bps), 7/25/44 (144A)	681,698
987,483(b)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 6.007% (SOFR30A + 115 bps), 9/25/44 (144A)	987,462
537,848(b)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.907% (SOFR30A + 105 bps), 9/25/44 (144A)	537,926
800,000(b)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 6.457% (SOFR30A + 160 bps), 9/25/44 (144A)	803,095
290,000(b)	Eagle Re, Ltd., Series 2021-2, Class M2, 9.107% (SOFR30A + 425 bps), 4/25/34 (144A)	300,867
240,000(b)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.807% (SOFR30A + 395 bps), 9/26/33 (144A)	248,241
7Pioneer Securitized Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
81,550(c)	FARM Mortgage Trust, Series 2021-1, Class B, 3.244%, 7/25/51 (144A)	$ 60,261
176,823(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	171,631
269,870(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	262,419
290,000(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	278,050
288,252(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	278,393
1,000,000(b)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA1, Class B2, 10.071% (SOFR30A + 521 bps), 1/25/50 (144A)	1,089,124
650,000(b)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 9.607% (SOFR30A + 475 bps), 1/25/51 (144A)	696,866
720,000(b)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.857% (SOFR30A + 500 bps), 8/25/33 (144A)	789,410
260,000(b)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 10.307% (SOFR30A + 545 bps), 12/25/33 (144A)	292,562
480,000(b)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.357% (SOFR30A + 250 bps), 1/25/42 (144A)	488,702
500,000(b)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2018-HQA2, Class B2, 16.395% (SOFR30A + 1,111 bps), 10/25/48 (144A)	634,224
434,000(b)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 13.121% (SOFR30A + 826 bps), 7/25/49 (144A)	495,302
350,000(b)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 11.221% (SOFR30A + 636 bps), 10/25/49 (144A)	385,186
550,000(b)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 10.195% (SOFR30A + 491 bps), 9/25/47 (144A)	582,669
Pioneer Securitized Income Fund | 10/31/248

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
580,000(b)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 9.971% (SOFR30A + 511 bps), 11/25/47 (144A)	$ 618,945
790,000(b)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.057% (SOFR30A + 620 bps), 11/25/41 (144A)	833,347
5,930,443(c)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	68,786
520,000(b)	Freddie Mac STACR REMIC Trust, Series 2024-HQA2, Class M2, 6.657% (SOFR30A + 180 bps), 8/25/44 (144A)	522,245
110,000(c)	GCAT Trust, Series 2021-CM1, Class M1, 3.276%, 4/25/65 (144A)	92,510
160,000(c)	GCAT Trust, Series 2024-NQM1, Class B1, 7.952%, 1/25/59 (144A)	160,424
175,000(b)	Home Re, Ltd., Series 2022-1, Class B1, 13.857% (SOFR30A + 900 bps), 10/25/34 (144A)	196,889
825,000(c)	HOMES Trust, Series 2024-NQM1, Class B1A, 7.352%, 7/25/69 (144A)	825,869
3,779,435(c)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.228%, 7/25/51 (144A)	48,553
205,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.28%, 9/25/56 (144A)	150,368
940,000(c)	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1, 8.162%, 2/25/68 (144A)	942,523
7,592,143(c)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.117%, 12/25/51 (144A)	46,588
737,190(c)	JP Morgan Mortgage Trust, Series 2021-10, Class B4, 2.827%, 12/25/51 (144A)	551,643
6,466,031(c)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.117%, 12/25/51 (144A)	40,028
244,719(b)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.657% (SOFR30A + 180 bps), 3/25/51 (144A)	232,963
350,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	352,354
510,000(d)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	515,327
300,000(d)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	305,012
410,000(c)	MFA Trust, Series 2024-NQM2, Class B1A, 6.783%, 8/25/69 (144A)	404,662
9Pioneer Securitized Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
149,315(c)	New Residential Mortgage Loan Trust, Series 2017-4A, Class B4, 5.215%, 5/25/57 (144A)	$ 139,482
150,000(b)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 9.257% (SOFR30A + 440 bps), 4/25/34 (144A)	153,284
170,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	155,191
390,000(c)	PRPM Trust, Series 2023-NQM2, Class B1, 6.998%, 8/25/68 (144A)	383,402
243,357(b)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.557% (SOFR30A + 270 bps), 7/25/33 (144A)	245,979
300,000(b)	Radnor Re, Ltd., Series 2023-1, Class M1B, 9.207% (SOFR30A + 435 bps), 7/25/33 (144A)	312,423
409,215(b)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.857% (SOFR30A + 200 bps), 9/25/34 (144A)	409,757
360,000(b)	Radnor Re, Ltd., Series 2024-1, Class M1B, 7.757% (SOFR30A + 290 bps), 9/25/34 (144A)	362,416
185,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	185,515
170,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	170,576
600,000(b)	STACR Trust, Series 2018-HRP2, Class B2, 15.471% (SOFR30A + 1,061 bps), 2/25/47 (144A)	730,936
250,000(c)	Towd Point Mortgage Trust, Series 2022-SJ1, Class B1, 5.25%, 3/25/62 (144A)	231,284
200,000(b)	Triangle Re, Ltd., Series 2021-3, Class M2, 8.607% (SOFR30A + 375 bps), 2/25/34 (144A)	206,112
290,000(b)	Triangle Re, Ltd., Series 2023-1, Class M1B, 10.107% (SOFR30A + 525 bps), 11/25/33 (144A)	309,413
1,030,000(c)	Verus Securitization Trust, Series 2023-4, Class B1, 8.138%, 5/25/68 (144A)	1,035,758
560,000(c)	Verus Securitization Trust, Series 2023-5, Class B2, 8.097%, 6/25/68 (144A)	553,598
620,000(c)	Verus Securitization Trust, Series 2023-6, Class B1, 7.816%, 9/25/68 (144A)	624,180
550,000(c)	Verus Securitization Trust, Series 2023-7, Class B1, 7.897%, 10/25/68 (144A)	550,509
920,000(c)	Verus Securitization Trust, Series 2023-8, Class B1, 8.121%, 12/25/68 (144A)	926,858
530,000(c)	Verus Securitization Trust, Series 2023-INV3, Class B1, 8.234%, 11/25/68 (144A)	531,148
170,000(c)	Verus Securitization Trust, Series 2024-1, Class B1, 7.909%, 1/25/69 (144A)	170,925
Pioneer Securitized Income Fund | 10/31/2410

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,100,000(c)	Verus Securitization Trust, Series 2024-2, Class B1, 7.864%, 2/25/69 (144A)	$ 1,104,196
686,000(c)	Verus Securitization Trust, Series 2024-3, Class B1, 8.028%, 4/25/69 (144A)	694,552
510,000(c)	Verus Securitization Trust, Series 2024-5, Class B1, 7.793%, 6/25/69 (144A)	516,099
170,000(c)	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.401%, 4/25/65 (144A)	155,242
	Total Collateralized Mortgage Obligations (Cost $48,207,833)	$48,546,070

	Commercial Mortgage-Backed Securities—12.8% of Net Assets
520,000(b)	AREIT, Ltd., Series 2024-CRE9, Class A, 6.47% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	$ 520,310
685,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class B, 7.554% (1 Month Term SOFR + 275 bps), 5/15/39 (144A)	687,713
375,000(b)	BDS LLC, Series 2024-FL13, Class A, 6.335% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	374,948
510,000(b)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 6.442% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	509,204
660,000(b)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.495% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	661,031
764,000(b)	BX Trust, Series 2021-ARIA, Class D, 6.814% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	759,234
500,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)	467,524
250,000(b)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.607% (SOFR30A + 775 bps), 1/25/51 (144A)	270,772
250,000(b)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.857% (SOFR30A + 400 bps), 11/25/51 (144A)	254,999
2,160,000(b)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 6.479% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	2,154,632
150,000(b)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, 7.993% (1 Month Term SOFR + 319 bps), 5/15/37 (144A)	148,503
1,315,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	1,348,721
11Pioneer Securitized Income Fund | 10/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
100,000(c)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	$ 98,026
607,923(b)	KREF, Ltd., Series 2022-FL3, Class A, 6.209% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	606,660
650,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	655,599
500,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	504,221
1,790,000(b)	MF1, Series 2024-FL15, Class A, 6.469% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	1,787,249
850,000(b)	MF1, Series 2024-FL16, Class A, 6.291% (1 Month Term SOFR + 154 bps), 11/18/29 (144A)	847,894
770,000(b)	MF1 LLC, Series 2024-FL14, Class A, 6.496% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	769,942
250,000(b)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.395% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	246,336
299,752(b)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.221% (SOFR30A + 336 bps), 10/25/49 (144A)	302,947
483,425(b)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.721% (SOFR30A + 386 bps), 3/25/50 (144A)	491,280
500,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	215,071
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 8.383% (1 Month Term SOFR + 358 bps), 7/15/36 (144A)	342,756
165,855(b)	PFP, Ltd., Series 2024-11, Class A, 6.613% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	166,239
260,000(b)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class AS, 6.052% (1 Month Term SOFR + 131 bps), 7/25/36 (144A)	258,122
210,000(b)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 8.27% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	210,229
174,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	133,220
Pioneer Securitized Income Fund | 10/31/2412

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
300,000(c)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.534%, 12/10/34 (144A)	$ 305,746
292,696(c)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	231,538
	Total Commercial Mortgage-Backed Securities (Cost $16,591,874)	$16,330,666

	Corporate Bonds — 0.1% of Net Assets
	Airlines — 0.1%
61,838	British Airways Pass Through Trust, 8.375%, 11/15/28 (144A)	$ 64,075
31,200	United Airlines Pass-Through Trust, 4.875%, 1/15/26	30,923
	Total Airlines	$94,998

	Total Corporate Bonds (Cost $93,038)	$94,998

	U.S. Government and Agency Obligations — 20.3% of Net Assets
200,000	Federal National Mortgage Association, 5.500%, 11/1/54 (TBA)	$ 198,100
1,100,000	Federal National Mortgage Association, 5.500%, 12/1/54 (TBA)	1,089,033
2,300,000	Federal National Mortgage Association, 6.000%, 11/1/54 (TBA)	2,314,662
200,000	Federal National Mortgage Association, 6.000%, 12/1/54 (TBA)	201,181
6,100,000	Federal National Mortgage Association, 6.500%, 11/1/54 (TBA)	6,225,701
350,000(f)	U.S. Treasury Bills, 11/5/24	349,817
2,000,000(f)	U.S. Treasury Bills, 11/7/24	1,998,447
7,000,000(f)	U.S. Treasury Bills, 11/12/24	6,990,022
13Pioneer Securitized Income Fund | 10/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
900,000(f)	U.S. Treasury Bills, 11/14/24	$ 898,493
5,600,000(f)	U.S. Treasury Bills, 11/19/24	5,587,057
	Total U.S. Government and Agency Obligations (Cost $25,909,442)	$25,852,513

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 109.1% (Cost $139,404,962)	$139,044,340
	OTHER ASSETS AND LIABILITIES — (9.1)%	$(11,645,728)
	net assets — 100.0%	$127,398,612

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
PRIME	U.S. Federal Funds Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $111,936,475, or 87.9% of net assets.
(a)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2024.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2024.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at October 31, 2024.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
Pioneer Securitized Income Fund | 10/31/2414

Schedule of Investments  |  10/31/24
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
100	U.S. 2 Year Note (CBT)	12/31/24	$20,790,882	$20,594,531	$(196,351)
80	U.S. 5 Year Note (CBT)	12/31/24	8,786,139	8,578,751	(207,388)
TOTAL FUTURES CONTRACTS			$29,577,021	$29,173,282	$(403,739)
CBT	Chicago Board of Trade.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$48,178,693	$41,400	$48,220,093
Collateralized Mortgage Obligations	—	48,546,070	—	48,546,070
Commercial Mortgage-Backed Securities	—	16,330,666	—	16,330,666
Corporate Bonds	—	94,998	—	94,998
U.S. Government and Agency Obligations	—	25,852,513	—	25,852,513
Total Investments in Securities	$—	$139,002,940	$41,400	$139,044,340
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(403,739)	$—	$—	$(403,739)
Total Other Financial Instruments	$(403,739)	$—	$—	$(403,739)
During the period ended October 31, 2024, there were no transfers in or out of Level 3.
15Pioneer Securitized Income Fund | 10/31/24